UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 170.8%
Long-Term Municipal Bonds - 170.1%
Alabama - 6.5%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/29	$3,000	$3,075,690
Huntsville AL Hlth Care Auth
Series 02B
5.75%, 6/01/32 (Prerefunded/ETM)	6,000	6,742,440
Jefferson Cnty AL GO
Series 04A
5.25%, 1/01/18 - 1/01/23	3,100	2,626,017
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,535	1,667,624
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	2,465	2,703,464
Marshall Cnty AL Hlth Care Auth
Series 02A
5.75%, 1/01/32	2,500	2,481,400
Series 02D
5.75%, 1/01/32	3,000	2,977,680
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Prerefunded/ETM)	1,810	2,078,785
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,449,345

		25,802,445

Alaska - 2.6%
Alaska Intl Arpt
NPFGC Series 03B
5.00%, 10/01/26	2,000	2,024,540
Alaska Muni Bond Bank Auth
NPFGC Series 04G
5.00%, 2/15/22 - 2/15/24	2,930	3,020,521

Four Dam Pool AK Elec
Series 04
5.00%, 7/01/24 (Prerefunded/ETM)	1,035	1,197,195
5.25%, 7/01/25 - 7/01/26 (Prerefunded/ETM)	3,580	4,179,256

		10,421,512

Arizona - 1.7%
Arizona Cap Fac Fin Corp. (Ariz St Univ)
Series 00
6.25%, 9/01/32	1,550	1,442,120
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,306,212
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22 - 12/01/23	4,150	4,053,396

		6,801,728

Arkansas - 0.6%
Arkansas Dev Fin Auth SFMR
Series 02A
5.30%, 7/01/34	2,190	2,203,709

California - 17.8%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,292,589
California GO
5.00%, 2/01/32	2,450	2,246,674
5.25%, 4/01/30	20	19,441
Series 04
5.00%, 2/01/33	1,100	997,018
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	1,006,460
Coast CA CCD GO
FSA Series 06B
5.00%, 8/01/23 - 8/01/24 (a)	11,370	12,123,896
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Prerefunded/ETM)	2,250	2,552,805
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	3,000	3,403,740
Grossmont-Cuyamaca CCD GO
ASSURED GTY
5.00%, 8/01/22 - 8/01/23 (a)	4,480	4,779,375
Hartnell CA CCD GO
NPFGC Series 03A
5.00%, 8/01/27 (Prerefunded/ETM)	1,155	1,314,124

LA Quinta CA Fin Auth (LA Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,031,580
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	6,027,766
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,715	1,668,301
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	5,821,353
Los Angeles CA Regl Arpts (Laxfuel Corporation)
AMBAC Series 01
5.50%, 1/01/32	9,500	9,310,000
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	3,000	3,083,550
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,455	1,426,700
San Diego Gas & Elec Company
Series 96A
5.30%, 7/01/21	4,000	4,387,920
San Rafael CA Elem SD GO
AGM Series 03A
5.00%, 8/01/28	2,820	2,873,552

		70,366,844

Colorado - 4.5%
Avon Cnty Hsg Auth MFHR (Buffalo-Ridge II Apts)
Series 02A
5.70%, 10/20/43	4,950	5,018,953
Colorado Ed Cul Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	490	427,030
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19 - 6/01/23	2,425	2,394,191
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,494,925
E-470 Pub Hwy Auth Co.
Series 00
Zero Coupon, 9/01/35 (Prerefunded/ETM)	10,000	1,518,400
Northwest Met Dist #3 Co.
6.125%, 12/01/25	1,000	748,790

Park Creek Met Dist Co.
Series 05
5.25%, 12/01/25	3,000	2,780,520
5.50%, 12/01/30	890	827,415
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr COP)
6.125%, 12/01/22	1,970	1,088,011
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
Series 04
6.125%, 12/01/19 (b)	1,180	585,245

		17,883,480

District Of Columbia - 0.9%
District of Columbia Tax Incr (Gallery Place Proj)
AGM Series 02
5.40%, 7/01/31	3,500	3,543,925

Florida - 13.9%
Bard Cnty FL HFA SFMR (Bard Cnty FL HFA)
Series 02C
5.40%, 3/01/33	595	596,083
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	4,930	4,863,839
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	2,820	905,361
Series 02B
6.625%, 5/01/33 (b)(c)	2,120	680,817
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,660,943
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1
5.40%, 4/01/42	3,000	2,959,200
Florida St Univ Fin Asst
AMBAC Series 02
5.00%, 10/01/31	5,000	5,069,250
Hamal CDD FL
Series 01
6.75%, 5/01/31 (Prerefunded/ETM)	2,460	2,668,756
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 00A
5.75%, 10/01/22 - 10/01/25	9,500	9,714,460
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	3,823,280
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
NPFGC-RE Series 02
5.375%, 10/01/32	6,040	5,851,190

Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,380	2,125,887
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,130	1,088,834
Orange Cnty FL Hlth Fac Auth
Series 02
5.75%, 12/01/32 (Prerefunded/ETM)	2,800	3,178,280
Pinellas Cnty FL HFA SFMR (Pinellas Cnty FL HFA)
Series 02A
5.40%, 3/01/32	685	686,699
Univ of Central FL COP
NPFGC-RE Series 04A
5.125%, 10/01/24	1,325	1,306,781
Village CDD #5 FL
Series 03A
6.00%, 5/01/22	650	642,779

		54,822,439

Georgia - 1.6%
Cartersville GA Dev Auth (Anheuser-Busch Companies, Inc.)
Series 02
5.95%, 2/01/32	2,510	2,532,465
Georgia HFA SFMR (Georgia HFA)
Series 02A-02
5.60%, 12/01/32	3,735	3,742,395

		6,274,860

Hawaii - 1.1%
Hawaii Dept Budget & Finance (Hawaiian Electric Company)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,306,500

Illinois - 15.1%
Bolingbrook IL GO
FGIC Series 02A
5.375%, 1/01/38 (Prerefunded/ETM)	5,000	5,426,950
Chicago IL GO
AGM Series A
5.00%, 1/01/25	380	398,951
FGIC Series 00C
5.50%, 1/01/40	5,450	5,552,024
Chicago IL HFA SFMR (Chicago IL HFA)
Series 02B
6.00%, 10/01/33 (d)	360	372,733
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt)
NPFGC Series A
5.375%, 1/01/32	15,000	14,448,000

XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,924,832
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	1,865	1,693,774
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,112,240
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,745	2,176,236
Hampshire IL SSA
5.80%, 3/01/26	1,813	1,493,930
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,066,563
Illinois Finance Auth (Loyola Univ)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,535,380
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,856	1,577,860
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	5,500	5,598,010
Univ of Illinois
FSA Series 07A
5.25%, 10/01/26 (a)	10,800	11,297,988

		59,675,471

Indiana - 4.5%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/21 - 7/15/22	2,150	2,312,683
Indiana Dev Fin Auth (Inland Steel Company)
Series 97
5.75%, 10/01/11	2,925	2,995,346
Indiana HFA SFMR (Indiana HFA)
Series 02
5.55%, 7/01/32	1,395	1,402,701
Indianapolis IN Loc Bond Bank
NPFGC Series 2A
5.25%, 7/01/33 (Prerefunded/ETM)	10,000	11,085,900

		17,796,630

Iowa - 0.1%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	260	270,491

Iowa Finance Auth SFMR (Iowa Finance Auth)
Series 02
5.40%, 7/01/32	265	265,628

		536,119

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,227,321

Louisiana - 4.3%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,078,704
Louisiana HFA SFMR (Louisiana HFA)
Series 02C
5.60%, 6/01/33 (d)	745	751,496
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	552,029
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,230,069
5.25%, 12/01/20	1,000	1,026,150
NPFGC Series 05
5.00%, 12/01/29	2,700	2,578,824
RADIAN Series A
5.00%, 12/01/22	5,875	5,931,459

		17,148,731

Massachusetts - 4.2%
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	7,000	7,783,090
Massachusetts HFA MFHR (Massachusetts HFA)
AMBAC Series 95E
6.00%, 7/01/41	1,740	1,746,299
NPFGC Series 00H
6.65%, 7/01/41	530	532,146
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	1,999,200
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	1,807,092
Massachusetts Hlth & Ed Facs Auth (New England Medical Ctr Hosp)
NPFGC Series 93
5.38%, 7/01/18	2,900	2,901,102

		16,768,929

Michigan - 9.2%
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	5,101,200
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital)
Series 05A
5.75%, 7/01/25	1,080	928,346
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 00A
6.00%, 12/01/27	3,000	3,060,660
Michigan Strategic Fund (Detroit Edison Company)
XLCA Series 02C
5.45%, 12/15/32	5,000	4,601,650
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	1,705,280
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	3,920	3,951,674
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	16,500	16,844,520

		36,193,330

Minnesota - 0.5%
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,183,464
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	1,000	937,870

		2,121,334

Mississippi - 1.3%
Adams Cnty MS Envrn Impt PCR (International Paper Company)
Series 99
6.25%, 9/01/23	1,000	1,003,200
Gulfport MS Hosp Fin Auth (Memorial Hosp at Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,000,840

		5,004,040

Missouri - 0.9%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	2,042,880

Missouri HDC SFMR (Missouri HDC)
Series 02A-1
5.58%, 9/01/32 (d)	750	750,503
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	559,836

		3,353,219

Nevada - 5.0%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,283,768
Clark Cnty NV Arpt
FGIC Series 01B
5.25%, 7/01/34 (Prerefunded/ETM)	4,420	4,715,477
Nevada Dept Business & Ind (Las Vegas Monorail Proj)
AMBAC Series 00
5.625%, 1/01/32	6,720	2,788,800
Reno NV Spl Tax
NPFGC-RE Series 02
5.375%, 6/01/32	2,790	2,622,432
5.375%, 6/01/32 (Prerefunded/ETM)	4,710	5,200,170

		19,610,647

New Hampshire - 1.4%
New Hampshire Hlth & Ed Fac Auth
Series 02
6.125%, 7/01/31 (Prerefunded/ETM)	4,200	4,638,270
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	829,734

		5,468,004

New Jersey - 1.5%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,595	5,482,932
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	500	531,045

		6,013,977

New York - 5.0%
New York NY GO
Series 04G
5.00%, 12/01/23	1,600	1,691,840
Series 06
5.00%, 6/01/22	1,160	1,234,228

New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	7,000	7,510,860
New York St Envrn Fac Corp (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24 - 6/15/27 (a)	7,000	7,597,275
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	315,729
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,476,037

		19,825,969

North Carolina - 1.1%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 04A
5.25%, 7/01/24	2,895	3,014,940
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	1,080	1,184,371

		4,199,311

North Dakota - 0.7%
North Dakota HFA SFMR (North Dakota HFA)
Series 02
5.65%, 1/01/34	765	766,186
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18 - 7/01/20	2,075	1,988,981

		2,755,167

Ohio - 3.5%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,840	1,641,666
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton)
Series 00
7.50%, 1/01/30	2,400	2,428,464
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,012,400
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/22 - 6/15/24	5,210	4,788,970

		13,871,500

Oregon - 1.1%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,492,916

Pennsylvania - 2.9%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	4,800	3,608,640
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	447,495
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	4,100	3,539,407
Pennsylvania Turnpike Comm
AMBAC Series 01
5.00%, 7/15/41 (Prerefunded/ETM)	2,000	2,150,020
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,150	926,923
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	972,368

		11,644,853

Puerto Rico - 2.4%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,614,867
Series 01A
5.50%, 7/01/19	1,705	1,768,290
Series 03A
5.25%, 7/01/23	500	502,450
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	1,044,070
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,404,509

		9,334,186

Rhode Island - 1.4%
Rhode Island Hlth Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,470,336

South Carolina - 2.7%
Charleston SC Eld Excel Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,054,340
Dorchester Cnty SC SD #2 Lease
5.00%, 12/01/29	1,600	1,649,328

Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
Series 05
5.00%, 12/01/27 - 12/01/30	6,000	6,137,854
SCAGO Edl Facs Corp. (Calhoun Sch Proj)
RADIAN
5.00%, 12/01/21	1,000	869,950

		10,711,472

Tennessee - 4.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,679,251
5.25%, 9/01/26	725	683,595
Tennessee Ed Fndg Corp. (Tennessee Ed Fndg Stud Ln)
Series 97A
6.20%, 12/01/21	7,705	7,705,771
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21 - 9/01/22	7,000	6,972,420

		17,041,037

Texas - 31.4%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	1,042,022
Bexar Cnty TX HFC MFHR (Doral Club & Sutton House Apts)
NPFGC Series 01A
5.55%, 10/01/36	14,215	10,983,220
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	525	482,480
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	480	469,387
Series 2008
5.00%, 8/15/21	1,210	1,192,274
Dallas Fort Worth TX Intl Arpt
NPFGC Series 03A
5.25%, 11/01/25	2,000	2,001,840
NPFGC-RE Series 01
5.50%, 11/01/35	6,500	6,428,760
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,881,400
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,189,459
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	8,166,690

Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,473,350
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	865	803,576
Gulf Coast Wtr Auth TX (Anheuser-Busch Companies, Inc.)
Series 02
5.90%, 4/01/36	9,000	9,031,680
Harris City TX Toll Road
AGM Series 02
5.125%, 8/15/32 (Prerefunded/ETM)	7,500	8,321,850
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14 - 8/15/19	1,090	1,094,001
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,135,519
Lower Colorado River Auth TX
5.00%, 5/15/31	1,415	1,423,830
5.00%, 5/15/31 (Prerefunded/ETM)	45	51,615
AMBAC Series 03
5.25%, 5/15/25	1,675	1,728,315
5.25%, 5/15/25 (Prerefunded/ETM)	125	141,985
NPFGC
5.00%, 5/15/31 (Prerefunded/ETM)	30	33,835
NPFGC Series 02A
5.00%, 5/15/31 (Prerefunded/ETM)	10	11,278
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27 (e)	2,000	2,012,180
San Antonio TX Arpt Sys (San Antonio TX Intl Airport)
NPFGC-RE Series 02A
5.25%, 7/01/27	5,250	5,098,170
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28 - 9/01/33	2,250	1,838,743
Texas GO
Series 02A
5.50%, 8/01/41	9,470	9,524,642
Series 05
5.00%, 4/01/28	8,000	8,384,480
Texas Transp Commission
Series 07
5.00%, 4/01/23 (a)	20,600	22,500,556

Univ of Texas
Series A
5.25%, 8/15/22	6,825	7,807,664

		124,254,801

Utah - 0.4%
Utah Hsg Corp. MFHR (Bluffs Apts)
Series 02A
5.60%, 7/20/30	1,480	1,498,574

Virginia - 2.1%
Fauquier Cnty VA IDA (Fauquier Hospital Obl Grp)
RADIAN Series 02
5.25%, 10/01/31	8,500	8,369,695

Washington - 5.4%
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,493,696
Series 2009
5.00%, 6/01/27	2,885	3,027,346
King Cnty WA Swr
AGM Series 02A
5.25%, 1/01/32	3,000	3,059,370
Twenty Fifth Ave Pptys WA (Univ of WA Dorm 25th Ave)
NPFGC Series 02
5.25%, 6/01/33	9,750	9,755,557

		21,335,969

Wisconsin - 6.2%
Wisconsin GO (Wisconsin SRF)
Series 03
5.00%, 11/01/26	3,700	3,789,725
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence)
Series 05
5.00%, 7/01/20 - 7/01/25	2,785	2,673,141
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
NPFGC Series 02A
5.25%, 2/15/32	13,615	12,867,672
Wisconsin Hsg & Econ Dev Auth MFHR (Wisconsin Hsg & Econ Dev Auth)
Series 02A
5.50%, 9/01/32	425	426,122
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
NPFGC Series A
5.60%, 5/01/33	4,865	4,873,660

		24,630,320

Total Long-Term Municipal Bonds (cost $682,324,204)		672,781,300

Short-Term Municipal Notes - 0.7%
Alaska - 0.2%
Valdez AK Marine Terminal (Exxon Mobil Corporation)
0.18%, 12/01/33 (f)	600	600,000

Mississippi - 0.2%
Jackson Cnty MS PCR (Chevron Corporation)
0.16%, 6/01/23 (f)	800	800,000

West Virginia - 0.3%
West Virginia Hosp Fin Auth (West Virginia United Hlth Sys)
Series 2008 B
0.23%, 6/01/41 (f)	1,300	1,300,000

Total Short-Term Municipal Notes (cost $2,700,000)		2,700,000

Total Investments - 170.8% (cost $685,024,204) (g)		675,481,300
Other assets less liabilities - (9.5)%		(37,716,921)
Preferred Stock at redemption value - (61.3)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)		$395,539,379

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$47,500	12/15/11	1.828%	SIFMA	*	$(977,196)
JP Morgan Chase	47,500	9/18/10	2.080%	SIFMA	*	(601,655)
JP Morgan Chase	47,500	11/20/10	1.855%	SIFMA	*	(683,918)
Merrill Lynch	3,000	7/30/26	4.090%	SIFMA	*	(302,554)
Merrill Lynch	6,500	8/09/26	4.063%	SIFMA	*	(621,478)
Merrill Lynch	7,100	11/15/26	4.377%	SIFMA	*	(955,387)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2010.
(e)	Variable rate coupon, rate shown as of January 31, 2010.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,597,168 and gross unrealized depreciation of investments was $(28,140,072), resulting in net unrealized depreciation of $(9,542,904).
(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2010, the Portfolio held 78.8% of net assets in insured bonds (of this amount 15.6% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds). 24.7% of the Portfolio’s insured bonds were insured by NPFGC.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASSURED GTY	-	Assured Guaranty Ltd.
BAN	-	Bond Anticipation Note
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$672,781,300	$—	$672,781,300
Short-Term Municipal Notes	—	2,700,000	—	2,700,000

Total Investments in Securities	$—	$675,481,300	$—	$675,481,300

Other Financial Instruments*:
Assets	—	—	—	—
Liabilities	—	(4,142,188)	—	(4,142,188)

Total	$—	$671,339,112	$—	$671,339,112

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 26, 2010